Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Statement of Additional Information (“SAI”) of Income Funds, dated February 28, 2021, as amended and supplemented

Effective immediately, the following hereby replaces the section of the Income Funds’ SAI entitled “INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES – Portfolio Manager Information – Ownership of Securities”:

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages, as of October 31, 2021. Beneficial ownership includes a Portfolio Manager’s direct investments, investments by immediate family members, and notional amounts invested through contingent compensation plans.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Thanos Bardas	Neuberger Berman Core Bond Fund	E
	Neuberger Berman Strategic Income Fund	E
Ashok Bhatia	Neuberger Berman Strategic Income Fund	E
David M. Brown	Neuberger Berman Core Bond Fund	D
	Neuberger Berman Short Duration Bond Fund	A
	Neuberger Berman Strategic Income Fund	G
Stephen Casey	Neuberger Berman Floating Rate Income Fund	D
Russ Covode	Neuberger Berman High Income Bond Fund	D
Daniel Doyle	Neuberger Berman High Income Bond Fund	C
Rob Drijkoningen	Neuberger Berman Emerging Markets Debt Fund	F
Michael Foster	Neuberger Berman Short Duration Bond Fund	C
Jennifer Gorgoll	Neuberger Berman Emerging Markets Debt Fund	D
Jeffrey Hunn	Neuberger Berman Municipal Impact Fund	A
James L. Iselin	Neuberger Berman Municipal High Income Fund	E
	Neuberger Berman Municipal Impact Fund	C
	Neuberger Berman Municipal Intermediate Bond Fund	C
Vera Kartseva	Neuberger Berman Emerging Markets Debt Fund	A
Christopher Kocinski	Neuberger Berman High Income Bond Fund	E
Nathan Kush	Neuberger Berman Core Bond Fund	C
Joseph Lind	Neuberger Berman High Income Bond Fund	G
Raoul Luttik	Neuberger Berman Emerging Markets Debt Fund	E
James Lyman	Neuberger Berman Municipal Impact Fund	A
Joseph Lynch	Neuberger Berman Floating Rate Income Fund	G

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Matthew McGinnis	Neuberger Berman Short Duration Bond Fund	A
S. Blake Miller	Neuberger Berman Municipal High Income Fund	C
	Neuberger Berman Municipal Impact Fund	C
	Neuberger Berman Municipal Intermediate Bond Fund	C
Woolf Norman Milner	Neuberger Berman Short Duration Bond Fund	A
Eric Pelio	Neuberger Berman Municipal High Income Fund	B
Nish Popat	Neuberger Berman Emerging Markets Debt Fund	D
Thomas Sontag	Neuberger Berman Short Duration Bond Fund	G
Brad Tank	Neuberger Berman Core Bond Fund	G
	Neuberger Berman Strategic Income Fund	E
Gorky Urquieta	Neuberger Berman Emerging Markets Debt Fund	G
Bart Van der Made	Neuberger Berman Emerging Markets Debt Fund	E

A = None B = $1-$10,000 C = $10,001-$50,000 D = $50,001-$100,000	E = $100,001-$500,000 F = $500,001-$1,000,000 G = Over $1,000,001

The date of this supplement is November 1, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

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